Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of property and equipment expected useful life

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Property and equipment	lesser of lease term or expected useful life
Software	1 year
Furniture & fixtures	3 years
Office equipment	1 to 5 years
Leasehold improvement	Shorter of the lease term or 5 years

Schedule of useful life of the intangible assets

The useful life of the intangible assets is assessed to be finite. Amortization is computed using the straight-line method over the estimated useful life as follows:

Software cost	10 years
Patent	20 years

Schedule of fair value and carrying value of the Company’s bank loans

The fair value of bank loans payable had been determined based on the variable nature of the interest rates and the proximity to the issuance date. The following table presents the fair value and carrying value of the Company’s long-term investment and bank loans as of December 31, 2024 and 2025:

	Fair Value			Carrying
	Level 1	Level 2	Level 3	Value
Assets – December 31, 2024 (S$)
Long-term investment (a)	$-	$-	$1,000,000	$1,000,000
Liabilities – December 31, 2024 (S$)
Bank loans	$-	$503,579	$-	$547,842

2	Summary of significant accounting policies (continued)

	Fair Value			Carrying
	Level 1	Level 2	Level 3	Value
Assets – December 31, 2025 (S$)
Long-term investment (a)	$-	$-	$3,890,000	$3,890,000

Liabilities – December 31, 2025 (S$)
Bank loans	-	$246,664	$-	$267,316

Assets – December 31, 2025 (US$)
Long-term investment (a)	-	$-	$3,025,119	$3,025,119

Liabilities – December 31, 2025 (US$)
Bank loans	$-	$191,822	$-	$207,882

(a)

On October 18, 2024, Orangekloud Technology Inc. (“ORKT” or the “Company”) announced the signing of an Investment Agreement with Evvo Labs Pte. Ltd (“Evvo Labs”), an established Cybersecurity company in Singapore, to invest S$1,000,000 for a 3.23% shareholding stake in Evvo Labs. The strategic investment would enable ORKT to leverage Evvo Labs’ cybersecurity capabilities to elevate ORKT’s offerings of digital transformation solutions, benefitting the Company’s end-user enterprise customers. Around November 11, 2024, 20,588 ordinary shares of Evvo Labs, representing approximately 3.23% of the total shareholding of Evvo Labs, were issued to Orangekloud Investments Pte Ltd.

Around November and December 2025, Orangekloud exchanged its entire equity interests in Evvo Labs Pte Ltd to 1,001,199 class A ordinary shares of Evvolutions LeadTech Inc (“EVVO”), a Cayman-incorporated entity which then held 100% shares in Evvo Labs. EVVO filed its F-1 Registration Statement with the US Securities & Exchange Commission on 10 Dec 2025, in connection with a proposed IPO New York Stock Exchange, and subsequently announced its plans to offer up to 3.3 million IPO shares at a price range of US$4 to US$5 under the ticker symbol of “EVVO” (as shown in NASDAQ website).

The Company accounts for its investment in EVVO in accordance with ASC 321, Investments — Equity Securities, and measures the investment at fair value, with changes in fair value recognized in earnings. As at December 31, 2025, the fair value of the investment was estimated using a combination of observable and unobservable inputs, including the low end of the proposed IPO price range published on the NASDAQ website, following its Form F-1 filing with the US Securities & Exchange Commission (SEC), adjusted for an estimated discount of 25% to reflect factors including IPO completion risk, market volatility, and lack of liquidity. Comparison was also made to the average price-earnings and price-to-sales ratios, as well as EVVO’s forward sales and profits – as prepared by EVVO in consultation with its underwriter - for benchmarking reference. The investment is classified within Level 3 of the fair value hierarchy due to the use of some unobservable inputs. The resulting amount was translated into the Company’s functional currency using the year-end spot exchange rate. During the year, the Company recognized an unrealized gain of S$2.89 million, which is presented as unrealized gain on equity securities in profit or loss under US GAAP.